SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Options (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2002	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share options:
Options, outstanding (in shares)		2,680,000	3,805,000		2,680,000	3,805,000
Weighted average assumptions used:
Expected dividend yield		0.00%
Outstanding:
Options outstanding, beginning of year (in shares)		3,805,000
Options outstanding, forfeitures in period (in shares)		(437,000)
Options outstanding, lapsed in period (in shares)		(688,000)
Option outstanding, end of year (in shares)		2,680,000	3,805,000
Weighted average exercise price:
Weighted average exercise price, options, outstanding, beginning of year (USD per share)		$ 36.16
Weighted average exercise price, options, forfeitures in period (USD per share)		40.00
Weighted average exercise price, options, lapsed in period (USD per share)		55.18
Weighted average exercise price, options, outstanding, end of year (USD per share)		$ 30.23	$ 36.16
Weighted average remaining contractual term, options, outstanding (in years)		1 year 10 months 24 days	2 years 4 months 24 days
Options exercisable, outstanding (in shares)					2,221,000	2,320,000	1,139,000
Options exercisable, weighted average exercise price (USD per share)					$ 30.74	$ 39.02	$ 37.92
Options exercisable, weighted average remaining contractual term (in years)		1 year 8 months 12 days	1 year 11 months 15 days	2 years 6 months 10 days
Intrinsic value of share options outstanding and exercisable					$ 0	$ 0	$ 0
Intrinsic value of share options exercised		$ 0	$ 2,621,000	$ 286,000
Total fair value of share options fully vested in the year		8,967,000	16,623,000	13,601,000
Compensation cost		7,148,000	11,748,000	8,777,000
Share options cost capitalized		$ 608,000	$ 421,000	$ 1,823,000
Golar Scheme
Share options:
Options, outstanding (in shares)		3,800,000	4,000,000.0	4,000,000.0	2,700,000	3,800,000	4,000,000.0
Outstanding:
Options outstanding, beginning of year (in shares)		3,800,000	4,000,000.0
Option outstanding, end of year (in shares)		2,700,000	3,800,000	4,000,000.0
Employee Stock Options
Share options:
Options outstanding, granted in period (in shares)		0	500,000
Weighted average assumptions used:
Risk free interest rate			2.50%	1.80%
Expected volatility of common stock			62.50%	54.50%
Expected dividend yield			0.00%	0.00%
Expected term of options (in years)			3 years 7 months 6 days	3 years 9 months 18 days
Weighted average exercise price:
Total unrecognized compensation cost					$ 3,000,000.0
Weighted average period of recognition for unrecognized compensation cost (in years)		1 year
Employee Stock Options | Golar Scheme
Share options:
Award term until expiration	5 years
Number of shares authorized for grant	0
Employee Stock Options | Golar Scheme | Minimum
Share options:
Award vesting period (in years)	3 years
Employee Stock Options | Golar Scheme | Maximum
Share options:
Award vesting period (in years)	4 years
Employee Stock Options | LTIP
Share options:
Number of shares authorized for grant					3,000,000
Originally Awarded From 2009-2011 | Employee Stock Options
Share options:
Options, outstanding (in shares)		95,138	95,138			95,138
Outstanding:
Options outstanding, beginning of year (in shares)		95,138
Option outstanding, end of year (in shares)			95,138
Weighted average exercise price:
Compensation cost				$ 600,000